Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Powershares Actively Managed Exchange-Traded Fund Trust
Prospectus Date	rr_ProspectusDate	Apr. 09, 2018
Document Creation Date	dei_DocumentCreationDate	Apr. 16, 2018